Other Current Assets (Details) (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs	$ 49,918	$ 111,641	$ 28,876
Prepaid expense	187,413	259,921	469,922
Total Other Current Assets	$ 237,331	$ 371,562	$ 498,798